Share-based payments - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Worldwide Save for Shares Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock option percentage of market price	80.00%
Option expiration period	6 months
Worldwide Save for Shares Plan [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
length of share-based plans	3 years
Worldwide Save for Shares Plan [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
length of share-based plans	5 years
Employee Stock Purchase Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
length of share-based plans	6 months
Percentage of market price considering in share-based plans	85.00%
Long-term incentive plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of vesting requirements for share-based payment arrangement	The vesting of restricted shares is normally dependent on continuing service over a three to five-year period, and in the case of executive directors and senior management upon the satisfaction of corporate performance targets over a three-year period. These targets may be based on market and/or non-market performance criteria. Restricted shares awarded to executive directors in May 2020 and May 2019 vest dependent on relative total shareholder return, return on invested capital and adjusted earnings per share growth. These awards are in addition to the one-off co-investment award for Andy Bird, vesting in three equal tranches based on market and non-market performance criteria. The applicable market condition for the vesting of the final tranche is on total shareholder return. Further details of the award are outlined in the Directors’ remuneration report. Other restricted shares awarded in 2020 and 2019 vest depending on continuing service over periods of up to three years.
Long-term incentive plan [member] | Restricted shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years	3 years	3 years
Long-term incentive plan [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years	3 years	3 years
Long-term incentive plan [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	5 years
Management incentive plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years	3 years	3 years
Description of vesting requirements for share-based payment arrangement	Subsequently, the shares vest dependent on continuing service over a three-year period, and additionally in the case of Pearson Executive management, upon satisfaction of non-market based performance criteria as determined by the Remuneration Committee. Restricted shares awarded as part of the 2019 Management Incentive Plan were granted in April 2020. Restricted shares awarded as part of the 2020 Management Incentive Plan will be granted in April 2021.